EMPLOYEE FUTURE BENEFITS (Details 7) - CAD CAD in Millions		Dec. 31, 2015	Dec. 31, 2014
Fair value of plan assets at end of year		CAD 223.3	CAD 208.6
Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets at end of year		7.2	2.3
Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets at end of year		216.1	206.3
Fair Value, Inputs, Level 3 [Member]
Fair value of plan assets at end of year		0.0	0.0
Cash and Cash Equivalents [Member]
Fair value of plan assets at end of year		7.2	2.3
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets at end of year		7.2	2.3
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets at end of year		0.0	0.0
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of plan assets at end of year		0.0	0.0
Global Equity Pooled Funds [Member]
Fair value of plan assets at end of year	[1]	112.7	91.1
Global Equity Pooled Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets at end of year	[1]	0.0	0.0
Global Equity Pooled Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets at end of year	[1]	112.7	91.1
Global Equity Pooled Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of plan assets at end of year	[1]	0.0	0.0
Canadian Equity Pooled Funds [Member]
Fair value of plan assets at end of year	[2]	22.3	22.5
Canadian Equity Pooled Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets at end of year	[2]	0.0	0.0
Canadian Equity Pooled Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets at end of year	[2]	22.3	22.5
Canadian Equity Pooled Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of plan assets at end of year	[2]	0.0	0.0
Canadian Long Bond Pooled Funds [Member]
Fair value of plan assets at end of year	[3]	33.7	39.9
Canadian Long Bond Pooled Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets at end of year	[3]	0.0	0.0
Canadian Long Bond Pooled Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets at end of year	[3]	33.7	39.9
Canadian Long Bond Pooled Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of plan assets at end of year	[3]	0.0	0.0
Canadian Bond Pooled Funds [Member]
Fair value of plan assets at end of year	[3]	33.5	39.5
Canadian Bond Pooled Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets at end of year	[3]	0.0	0.0
Canadian Bond Pooled Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets at end of year	[3]	33.5	39.5
Canadian Bond Pooled Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of plan assets at end of year	[3]	0.0	0.0
Real Estate [Member]
Fair value of plan assets at end of year	[4]	13.9	13.3
Real Estate [Member] | Fair Value, Inputs, Level 1 [Member]
Fair value of plan assets at end of year	[4]	0.0	0.0
Real Estate [Member] | Fair Value, Inputs, Level 2 [Member]
Fair value of plan assets at end of year	[4]	13.9	13.3
Real Estate [Member] | Fair Value, Inputs, Level 3 [Member]
Fair value of plan assets at end of year	[4]	CAD 0.0	CAD 0.0

[1]	This category includes investments in pooled funds that aim to achieve long-term capital growth by investing primarily in equity securities of companies that may be located anywhere in the world, excluding Canada. Fund performance is benchmarked against the MSCI World excluding Canada (CDN$) Index.
[2]	This category includes investments in pooled funds that invest in well-diversified portfolios of equity securities of Canadian companies. Fund performance is benchmarked against the S&P/TSX Capped Composite Index.
[3]	This category includes investments in pooled funds that invest in a well-diversified portfolio of fixed income securities issued primarily by Canadian governments and corporations. The duration range of the fund is +/- one year of the benchmark’s duration. Fund performance for Canadian bond pooled funds and Canadian long bond pooled funds is benchmarked against the DEX Universe Bond Index and DEX Long-Term Bond Index, respectively.
[4]	This category includes direct investment in office, industrial, retail and residential real estate.